Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	FIRST INVESTORS LIFE SERIES FUNDS
Entity Central Index Key	0000770906
Amendment Flag	false
Document Creation Date	Apr. 27, 2018
Document Effective Date	May 01, 2018
Prospectus Date	May 01, 2018